Allergan In-Licensing Agreement (FY) (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2015	Sep. 30, 2018	Dec. 31, 2017
Forecast
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum expected number of days from request to end-of-review meeting	30 days
Allergan | Vitaros
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License cost payments			$ 1.0
Payments to Allergan, research and development		$ 1.5	$ 1.0
License fees, potential future milestone payments receivable				$ 25.0	$ 25.0